Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforwards		$ 35,535,941	$ 20,998,172
Tax credit carryforwards		263,873	263,873
Allowance for doubtful accounts		458,506	450,116
Accrued expenses and other		677,909	64,494
Liquidated damages		1,549,313	1,078,235
Unearned revenue		2,356,111
Stock-based compensation		2,158,080	1,055,083
Operating lease liability		691,228	223,596
Depreciation and amortization		4,341,983	3,921,952
Deferred tax assets		48,032,944	28,055,521
Valuation allowance		(29,653,417)	(3,484,746)
Total deferred tax assets		18,379,527	24,570,775
Prepaid expenses		(144,704)	(148,051)
Unearned revenue			(67,295)
Acquisition-related intangibles		(18,445,655)	(24,355,429)
Total deferred tax liabilities		(18,590,359)	(24,570,775)
Net deferred tax liabilities	$ (807,659)	$ (210,832)